Net Loss Per Share - Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders [Abstract]
Net loss	R$ (106,889)	R$ (78,209)	R$ (247,862)
Weighted average shares outstanding-basic	9,428,441	3,027,195	2,309,009
Weighted average shares outstanding-diluted	9,428,441	3,027,195	2,309,009
Net loss per ordinary share-basic	R$ (11.34)	R$ (25.83)	R$ (107.34)
Net loss per ordinary share-diluted	R$ (11.34)	R$ (25.83)	R$ (107.34)